Condensed Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - shares		9 Months Ended
	Jul. 25, 2022	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Common stock, shares outstanding	8,400,000	10,066,667	0
Stock issued during period, shares, new issues		190.2726308
White River Holdings Corp [Member]
Common stock, shares outstanding	60,000,000			60,000,000
Fortium Holdings Corp [Member]
Common stock, shares outstanding	60,000,000	8,400,000
Series A Preferred Stock [Member]
Preferred stock, shares issued	1,200	1,200	1,200
Stock issued during period, shares, new issues	1,200
Series A Preferred Stock [Member] | White River Holdings Corp [Member]
Preferred stock, shares issued	1,200
Stock issued during period, shares, new issues	1,200
Series A Preferred Stock [Member] | Fortium Holdings Corp [Member]
Stock issued during period, shares, new issues	1,200